Stockholders' Equity (Deficit) and Mezzanine Equity - Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2022
Number of Options
Outstanding beginning (in shares)	7,368,461
Granted (in shares)	0
Exercised (in shares)	(118,514)
Cancelled/forfeited (in shares)	(55,880)
Outstanding ending (in shares)	7,194,067	7,368,461
Weighted average exercise price
Outstanding, beginning (in dollars per share)	$ 0.39
Granted (in dollars per share)	0
Exercised (in dollars per share)	0.11
Cancelled/forfeited (in dollars per share)	0.91
Outstanding, ending (in dollars per share)	$ 0.40	$ 0.39
Additional disclosures
Weighted- Average Remaining Contractual Term (Years)	7 years 2 months 12 days
Aggregate Intrinsic Value (in millions)	$ 19.3
Employee Stock
Stock Option Plan
Maximum number of shares reserved (in shares)		6,378,729	6,378,729
Restricted Stock
Stock Option Plan
Grants (in shares)	4,091,394
2014 Plan
Stock Option Plan
Vesting period (in years)	4 years
Expiration period (in years)	10 years
Omnibus Incentive Plan
Stock Option Plan
Maximum percentage of common stock outstanding	10.00%
Maximum number of shares reserved (in shares)	6,378,729
Omnibus Incentive Plan | Options | Minimum
Stock Option Plan
Vesting period (in years)	3 years
Omnibus Incentive Plan | Options | Maximum
Stock Option Plan
Vesting period (in years)	4 years